Share-based payments - Narrative (Details) € / shares in Units, € in Thousands, $ in Millions									1 Months Ended		2 Months Ended	7 Months Ended	12 Months Ended			130 Months Ended
	Sep. 05, 2024 shares	Jul. 11, 2024 shares	May 23, 2024 shares	Mar. 28, 2024 shares	Jan. 02, 2024 shares	Dec. 01, 2023 shares	Sep. 28, 2023 shares	Jul. 11, 2023 USD ($) shares	Mar. 31, 2024 shares	Sep. 30, 2021 € / shares	Dec. 01, 2023 USD ($) shares	Sep. 05, 2024	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 shares
BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change of control, minimum percentage													50.00%
Number of instruments issued (in shares)													0			530,652
Compensation expenses | €													€ 112	€ 112	€ 138
BCE except BCE 2014-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance conditions, minimum financing | €													€ 100,000
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change of control, minimum percentage														50.00%
Number of instruments issued (in shares)																324,446
Compensation expenses | €													€ 211	€ 0	0
BSA-2024-1 and BSA-2024-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage									25.00%
Vesting period									4 years
Number of instruments issued (in shares)									77,820
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting service period										1 year
M&A transaction, minimum price per share | € / shares										€ 100
Compensation expenses | €															1,026
Social taxes related to AGAs | €															€ 205
AGA 2021 | Vesting conditions completed
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage										100.00%
AGA 2021 | Vesting conditions not completed
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage										75.00%
AGA-2023-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)								1,382,796
AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)								1,382,796
AGA-2023-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)								100,000
AGA-2023-2 | Former Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)								100,000
AGA-2023-3 and AGA-2023-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)							985,750
AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)						132,750
AGA-2023-3 , AGA-2023-4 and AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance conditions, minimum financing | $											$ 200
Number of instruments issued (in shares)											1,118,500
Number of instruments issued subject to non-market performance condition (in shares)											254,250
AGA-2024-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					1,549,125								1,549,125
AGA-2024-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)				22,500									22,500
AGA-2024-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			38,500										38,500
AGA-2024-4, AGA-2024-5 and AGA-2024-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		138,000
AGA-2024-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	198,000												198,000
AGA-2024-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		20,000											20,000
AGA-2024-6 | Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					20,000
Tranche 1 | BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage													25.00%
Vesting period													1 year
Tranche 1 | BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage														25.00%
Vesting period													1 year
Tranche 1 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								1 year
Number of instruments issued (in shares)								212,738
Tranche 1 | AGA-2023-2 | Former Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								1 year
Number of instruments issued (in shares)								25,000
Tranche 1 | AGA-2023-3 , AGA-2023-4 and AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage											50.00%
Vesting period											2 years
Tranche 1 | AGA-2024-1, AGE-2024-2, AGA-2024-3, AGA-2024-4, AGA-2024-5 and AGA-2024-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage												50.00%
Vesting period												2 years
Tranche 1 | AGA-2024-6 | Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					10,000
Tranche 2 | BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage													75.00%
Vesting period													4 years
Vesting percentage per month													2.0833%
Tranche 2 | BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage														75.00%
Vesting period														4 years
Vesting percentage per month													2.0833%
Tranche 2 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								3 years
Number of instruments issued (in shares)								638,214
Service period								1 year
Tranche 2 | AGA-2023-2 | Former Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)								75,000
Tranche 2 | AGA-2023-2 | Former Chief Executive Officer | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								1 year
Tranche 2 | AGA-2023-3 , AGA-2023-4 and AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage											25.00%
Vesting period											3 years
Tranche 2 | AGA-2024-1, AGE-2024-2, AGA-2024-3, AGA-2024-4, AGA-2024-5 and AGA-2024-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage												25.00%
Vesting period												3 years
Tranche 2 | AGA-2024-6 | Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					10,000
Tranche 3 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)								212,738
Tranche 3 | AGA-2023-1 | Chief Executive Officer | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								1 year
Tranche 3 | AGA-2023-3 , AGA-2023-4 and AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage											25.00%
Vesting period											4 years
Tranche 3 | AGA-2024-1, AGE-2024-2, AGA-2024-3, AGA-2024-4, AGA-2024-5 and AGA-2024-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage												25.00%
Vesting period												4 years
Tranche 4 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance conditions, minimum financing | $								$ 100
Number of instruments issued (in shares)								106,369
Tranche 4 | AGA-2023-1 | Chief Executive Officer | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								1 year
Tranche 5 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)								106,369
Tranche 5 | AGA-2023-1 | Chief Executive Officer | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								1 year
Tranche 6 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								1 year
Number of instruments issued (in shares)								106,368